Note 17 - New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
(17)	New Accounting Standards Not Yet Adopted

In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”
). ASU
2014
-
09
is a comprehensive new revenue recognition model that expands disclosure requirements and requires an entity to recognize revenue when promised goods or services are transferred to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. In
August 2015,
the FASB issued Accounting Standards Update
2015
-
14,
Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date
(“ASU
2015
-
14”
) which defers the effective date of the new revenue recognition standard by one
year. Under ASU
2015
-
14,
the new revenue recognition standard is effective for the Company beginning in fiscal year
2019.
The FASB has also issued ASU
2016
-
08,
ASU
2016
-
10,
ASU
2016
-
11,
ASU
2016
-
12,
and ASU
2016
-
20
all of which clarify certain implementation guidance within ASU
2014
-
09.
The Company is currently evaluating the potential impact of the adoption of this guidance, but does not
anticipate that the adoption will significantly change the timing or amount of revenue recognized. Therefore, the Company believes the adoption will be limited to expanded disclosures with no
material impact on its results of operations, financial position and liquidity.

In
July 2015,
the FASB issued Accounting Standards Update
2015
-
11,
Simplifying the Measurement of Inventory
(“ASU
2015
-
11”
). ASU
2015
-
11
changes the inventory valuation method from lower of cost or market to lower of cost and net realizable value for inventory valued using first
-in,
first
-out or average cost. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU
2015
-
11
is effective for fiscal years beginning after
December 15, 2016,
including interim periods within those fiscal years, and should be applied prospectively with early adoption permitted. The adoption of ASU
2015
-
11
is
not
expected to have any impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
February 2016,
the FASB issued Accounting Standards Update
2016
-
02,
Leases
(“ASU
2016
-
02”
). ASU
2016
-
02
requires the recognition of a separate lease liability representing the required lease payments over the lease term and a separate lease asset representing the right to use the underlying asset during the same lease term. Additionally, this ASU provides clarification regarding the identification of certain components of contracts that would represent a lease as well as requires additional disclosures to the notes to the financial statements. ASU
2016
-
02
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within that reporting period with early adoption permitted. The Company’s most significant leasing activity under long-term leases is the leasing of certain facilities. Total commitments under leases with expected duration of more than
12
months at
October 31, 2017
were
$717,776.
The Company is in the process of compiling an inventory of all leases that fall under the requirements of ASU
2016
-
02,
but does
not
expect the new guidance to have a material impact on its results of operations, financial position and liquidity and its related financial statement disclosures.

In
March 2016,
the FASB issued Accounting Standards Update
2016
-
09,
Compensation - Stock Compensation (Topic
718
): Improvements to Employee Share-Based Payment Accounting
(“ASU
2016
-
09”
). ASU
2016
-
09
simplifies several aspects related to the accounting for share-based payment transactions, including the accounting for income taxes, forfeitures, statutory tax withholding requirements and classification on the statement of cash flows. ASU
2016
-
09
is effective for fiscal years beginning after
December 15, 2016,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
-
09
is
not
expected to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
August 2016,
the FASB issued Accounting Standards Update
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”
). ASU
2016
-
15

provides guidance related to the classification of certain cash receipts and cash payments on the statement of cash flows. The pronouncement provides clarification guidance on eight
specific cash flow presentation issues that have developed due to diversity in practice. ASU
2016
-
15
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
-
15
is
not
expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In
October 2016,
the FASB issued Accounting Standards Update
2016
-
16,
Income Taxes (Topic
740
): Intra-Entity Transfers of Assets Other Than Inventory
(“ASU
2016
-
16”
). ASU
2016
-
16
requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset (with the exception of inventory) when the transfer occurs.  Under current GAAP, entities are prohibited from recognizing current and deferred income taxes for an intra-entity transfer until the asset is sold to a third
party.  Examples of assets that would be affected by the new guidance are intellectual property and property, plant and equipment.  ASU
2016
-
16
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, with early adoption permitted. The Company generally does not
transfer significant assets between entities and, as such, the adoption of ASU
2016
-
16
is
not
expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

There are
no
other new accounting standards issued, but
not
yet adopted by the Company, which are expected to materially impact the Company
’s financial position, operating results or financial statement disclosures.